Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 546,527	$ 696,089
Accounts receivable	10,078	10,187
Cobalt inventory	1,372	10,530
Income taxes receivable	5,935	0
Other	3,499	3,287
Total current assets	567,411	720,093
Non-current assets
Mineral stream interests	6,122,441	5,707,019
Early deposit mineral stream interests	47,093	46,092
Mineral royalty interests	13,454	6,606
Long-term equity investments	246,678	256,095
Property, plant and equipment	7,638	4,210
Other	26,470	19,791
Total non-current assets	6,463,774	6,039,813
Total assets	7,031,185	6,759,906
Current liabilities
Accounts payable and accrued liabilities	13,458	12,570
Income taxes payable	0	2,763
Current portion of performance share units	12,013	14,566
Current portion of lease liabilities	604	818
Total current liabilities	26,075	30,717
Non-current liabilities
Performance share units	9,113	6,673
Lease liabilities	5,625	1,152
Deferred income taxes	232	165
Pension liability	4,624	3,524
Total non-current liabilities	19,594	11,514
Total liabilities	45,669	42,231
Shareholders' equity
Issued capital	3,777,323	3,752,662
Reserves	(40,091)	66,547
Retained earnings	3,248,284	2,898,466
Total shareholders' equity	6,985,516	6,717,675
Total liabilities and shareholders' equity	$ 7,031,185	$ 6,759,906